FINANCE EXPENSE	12 Months Ended
Jun. 30, 2023
Finance Expense [Abstract]
FINANCE EXPENSE	FINANCE EXPENSE

ACCOUNTING POLICY
Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, interest on lease liabilities, the discount recognised on payments made under protest and foreign exchange losses.

Amounts in R million	Note	2023	2022	2021

Interest on financial liabilities measured at amortised cost		(1.4)	(2.6)	(2.3)
Unwinding of provision for environmental rehabilitation	11	(46.2)	(45.0)	(44.7)
Discount recognised on payments made under protest	24	(19.0)	(21.1)	(7.4)
Interest on lease liabilities	10.2	(3.8)	(4.2)	(4.5)
Unrealised foreign exchange loss		—	—	(8.4)
Other finance expenses		(0.3)	(1.9)	(2.2)
		(70.7)	(74.8)	(69.5)